Stock-Based Incentive Plans - Summary of Nonvested Stock Award Activity (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Nonvested Stock Awards outstanding, Beginning Balance	86,366	127,807	35,197
Number of Shares, Issued	218,824	87,534	117,627
Number of Shares, Vested	(21,930)	(19,980)	(21,202)
Number of Shares, Forfeited	(34,606)	(108,995)	(3,815)
Number of Shares Nonvested Stock Awards outstanding, Ending Balance	248,654	86,366	127,807
Weighted Average Grant Date Fair Value, Nonvested Stock Awards outstanding, Beginning Balance	$ 15.65	$ 16.50	$ 30.35
Weighted Average Grant Date Fair Value, Issued	$ 14.14	$ 17.70	$ 14.40
Weighted Average Grant Date Fair Value, Vested	$ 17.05	$ 23.65	$ 27.85
Weighted Average Grant Date Fair Value, Forfeited	$ 15.41	$ 16.85	$ 16.05
Weighted Average Grant Date Fair Value, Nonvested Stock Awards outstanding, Ending Balance	$ 14.22	$ 15.65	$ 16.50